NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2015
NET REVENUES [Abstract]
Schedule of Net Revenues
	Year Ended December 31,
	2013	2014	2015
	US$	US$	US$
Tuition fee	92,927,773	135,932,251	188,641,628
Certification service fee	2,001,705	2,936,647	4,411,095
Others	897,862	467,433	182,310
Business taxes and surcharges	(2,993,680)	(3,132,314)	(4,045,503)

Total net revenues	92,833,660	136,204,017	189,189,530